Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Jun. 28, 2022
C000236406 [Member]
Account Value [Line Items]
Accumulated Value	$ 18,299	$ 17,374	$ 18,540	$ 16,040	$ 14,844	$ 15,223	$ 12,587	$ 12,499	$ 11,800	$ 10,018	$ 9,672	$ 10,516	$ 10,000
Solactive GBS United States 1000 Index ($15,909) [Member]
Account Value [Line Items]
Accumulated Value	15,909	15,983	16,241	15,058	14,048	13,587	12,126	11,940	11,014	10,507	10,722	10,400	10,000
S&P 500 Index ($16,175) [Member]
Account Value [Line Items]
Accumulated Value	$ 16,175	$ 16,236	$ 16,395	$ 15,301	$ 14,248	$ 13,712	$ 12,245	$ 12,035	$ 11,115	$ 10,511	$ 10,757	$ 10,380	$ 10,000